Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Managed Retirement 2030 Fund
Bar Chart Table:
Annual Return 2020	13.82%
Annual Return 2021	8.89%
Annual Return 2022	(16.28%)